Operations By Geographic Areas	12 Months Ended
Sep. 30, 2011
Operations By Geographic Areas
Operations By Geographic Areas

NOTE 15—OPERATIONS BY GEOGRAPHIC AREAS

We report our offshore contract drilling operation as a single reportable segment: Offshore Contract Drilling Services. The consolidation of our offshore contract drilling operations into one reportable segment is attributable to how we manage our business, including the nature of services provided and the type of customers of such services and the fact that all of our drilling fleet are dependent upon and able to service the worldwide oil industry. The mobile offshore drilling units and related equipment comprising our offshore rig fleet operate in a single, global market for contract drilling services and are often redeployed globally due to changing demands of our customers, which consist largely of major integrated oil and natural gas companies and independent oil and natural gas companies. Our offshore contract drilling services segment currently conducts offshore contract drilling operations located in the U.S. Gulf of Mexico, South America, the Mediterranean Sea, West Africa, Southeast Asia and Australia.

The accounting policies of our reportable segment are the same as those described in the summary of significant accounting policies (see Note 2). We evaluate the performance of our operating segment based on revenues from external customers and segment profit. A summary of revenues and operating margin for the fiscal years ended September 30, 2011, 2010 and 2009 and identifiable assets by geographic areas as of September 30, 2011, 2010 and 2009 is as follows (in thousands):

	Fiscal	Fiscal	Fiscal
	2011	2010	2009
REVENUES:
North & South America	$45,242	$10,065	$19,055
Southeast Asia & India	187,717	188,180	162,888
Mediterranean & Black Sea	28,486	46,622	169,828
Africa	183,946	271,583	89,601
Australia	199,685	134,112	145,135

TOTAL REVENUES	$645,076	$650,562	$586,507

OPERATING INCOME (EXPENSE):
North & South America	$(30,392)	$(12,204)	$48,535
Southeast Asia & India	129,799	132,192	42,025
Mediterranean & Black Sea	15,385	15,931	141,133
Africa	116,581	154,298	14,301
Australia	96,724	72,743	84,087
Corporate general and administrative expenses	563	(40,620)	(31,639)

TOTAL OPERATING INCOME (EXPENSE)	$328,660	$322,340	$298,442

TOTAL ASSETS:
North & South America	$292,808	$90,496	$61,982
Southeast Asia & India	904,581	974,050	750,141
Mediterranean & Black Sea	12,114	239,017	225,332
Africa	303,595	230,677	238,700
Australia	813,554	154,055	192,330
Other	48,739	36,145	40,917

TOTAL ASSETS	$2,375,391	$1,724,440	$1,509,402